John Hancock GA Mortgage Trust
Portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 95.6%				$2,090,657,391
(Cost $2,286,243,709)
Industrial 13.3%				290,959,009
1419 Potrero LLC	3.660	09-01-30	5,279,864	4,680,045
183rd La Palma Investors	5.510	10-01-34	9,800,000	9,934,387
701 Cottontail Lane Associates LLC	3.680	04-01-46	4,037,426	3,254,832
Accord/Pac Members LLC	3.500	09-01-40	7,484,918	6,242,407
American Fork OW LLC	2.900	02-10-36	5,252,884	4,224,942
Arow Fremont Boulevard LLC	4.420	11-05-27	5,000,000	4,961,190
Artesia Capital II LLC	2.470	01-01-29	5,000,000	4,584,595
Bel Bridgeport LLC	2.840	03-01-29	19,300,000	17,721,279
Colt Street Partners LLC	3.290	01-01-35	9,347,173	8,007,442
Commerce Industrial Park LLC	2.750	12-01-31	15,000,000	12,908,430
DNP Regio LLC	3.110	10-01-36	11,590,708	9,303,108
GWL 11 Constitution LLC (B)	5.650	05-01-35	8,300,000	8,299,693
Harborgate LLC	2.610	01-01-31	9,032,582	7,898,776
Industry West Commerce Center LLC	2.810	03-01-41	9,100,606	6,979,983
Injans Investments GP	5.510	10-01-34	3,400,000	3,451,003
Macaw Phoebe Investors	5.510	09-01-35	6,600,000	6,670,000
Oltmans Investment Company LLC	5.510	10-01-33	4,300,000	4,381,399
Orangewood Properties, Ltd.	2.940	07-01-31	8,600,000	7,563,046
Phase 1A GLC 7 LLC and SLC Port Phase 1A LLC	5.830	09-01-34	4,968,773	5,048,691
Phase 2 GLC 2 LLC	5.780	07-01-34	13,485,128	13,714,160
Rancho San Marino Partners GP	5.510	10-01-34	10,200,000	10,360,568
Rehco Loan LLC	3.000	11-01-51	4,825,099	3,592,590
Rep 2035 LLC	3.260	12-01-35	16,219,621	12,986,937
Rep A 2033 LLC	6.250	10-01-33	18,800,000	19,460,688
RLIF International Parkway SPE LLC	2.890	12-01-33	11,100,000	9,128,085
Roderick Catalyst 5 LLC	5.600	05-01-44	5,439,667	5,363,316
S/K 53 Brunswick Associates LLC	3.160	04-01-31	5,957,824	5,198,160
SLI III LLC	6.490	01-01-34	4,046,141	4,300,938
St. Mark Property LLC	5.810	09-01-36	39,749,246	40,004,675
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,323,958	7,266,108
Weeks Pierce Holdings LLC (B)	5.500	06-01-35	8,000,000	7,996,722
West Valley Properties, Inc.	2.780	12-01-36	7,000,000	5,424,797
Willow Creek Court LLC	4.530	07-01-52	6,975,459	5,944,486
WPC Triad LLC	2.960	04-01-31	4,733,555	4,101,531
Multifamily 37.0%				809,784,219
11 West Partners LLC	3.770	05-01-32	9,453,865	8,524,521
257 Ridgewood Ave LLC	3.560	04-01-32	10,100,000	9,095,464
34th St. South LLC	5.840	12-01-34	27,500,000	27,624,025
440 West End Apartments Corp.	5.760	03-01-35	5,200,000	5,325,632
5021 St. LLC	4.390	09-01-40	30,764,718	28,739,908
655 Kelton LLC	2.270	04-01-31	4,704,380	4,071,523
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	4,717,097
955 995 Stewart Drive LLC	2.360	01-01-32	20,000,000	17,057,240
Americana Lakewood V LLC	3.110	09-01-32	17,500,000	15,630,213
Americana on the River LLC	2.970	05-01-36	5,130,005	4,184,037
Arboretum LLC	2.800	01-01-29	5,900,000	5,429,558
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Multifamily (continued)
Aventura at Mid Rivers LLC	2.390	02-01-31	4,240,221	$3,714,213
Aventura at Richmond LLC	2.210	01-01-31	3,679,434	3,228,736
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,263,414	2,740,093
Bandicoot LLC	2.950	06-01-30	15,000,000	13,486,395
Berkshire Apartments LLC	2.660	03-01-46	5,462,781	4,253,677
BGN Properties Covina Palms LP	5.630	09-01-34	4,953,647	5,058,377
BGN Properties Palm Gate LP	2.860	06-01-32	7,000,000	6,047,132
Bigos Cedars Lakeside LLC	2.530	11-01-31	6,400,000	5,490,579
Bref-Masters Cove LLC	3.070	06-01-29	6,100,000	5,616,654
BW Logan LLC	6.370	04-01-28	1,706,392	1,754,704
Capri Apartments LLC	3.360	04-01-30	6,500,000	5,950,867
Castlewood Associates LLC	2.870	04-01-31	5,000,000	4,394,235
Caton House Apartments LLC	2.740	09-01-36	3,684,099	2,969,074
Cavalier Apartments Partnership	5.250	11-01-34	2,700,000	2,698,361
Chandler Property Development Associates LP	2.550	03-01-33	7,070,729	5,936,867
Chimney Top LLC	2.910	02-01-29	6,800,000	6,253,960
CJ's Pinemeadows Apartments LP	3.380	07-01-41	9,248,332	7,502,747
CLAGB LLC	2.680	02-01-36	5,437,663	4,364,480
Congressional Properties LP	3.210	04-01-47	5,521,402	4,467,488
Copperstone Apartments LP	2.880	04-01-39	5,053,010	4,320,789
CR Ballantyne LLC	3.290	06-01-36	6,200,000	5,034,425
Creekside at Amherst Apartments LLC	3.380	09-01-31	10,603,369	9,835,335
Creekwood Centre Denton LLC	3.400	04-01-32	11,000,000	9,820,822
Crossing Company LP	2.780	10-01-31	6,600,000	5,674,330
Deer Chase Housing Partners LP	2.630	04-01-27	4,000,000	3,827,724
Draper Southpoint Apartments LLC	2.520	04-01-31	5,448,851	4,710,809
DTN Waters House LLC	3.300	08-01-31	5,020,921	4,428,031
Eastwood Apartments of Springdale LP	2.490	01-01-36	2,123,888	1,838,957
Edgewater Park Real Estate Associates LLC	2.890	08-01-36	8,400,000	6,952,865
Elizabeth Lake Estates LLC	2.920	05-01-31	4,760,250	4,224,412
Fairgrounds Apartments LP	2.490	01-01-36	2,427,300	2,107,664
Forest Meadows Villas, Ltd.	2.770	12-01-35	1,986,371	1,649,880
Fountainview Terrace Apartments	2.900	07-01-41	3,857,504	3,223,284
Four Seasons Apartments LLC	5.590	03-01-29	5,300,000	5,406,514
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	8,298,834
Fredwood LLLP	2.740	09-01-36	3,776,202	3,064,569
Gadberry Courts LP	3.330	05-01-32	6,376,797	5,617,352
Gateway MHP, Ltd.	3.950	07-01-29	8,894,141	8,638,710
Georgetown Mews Owners Corp.	2.870	01-01-36	6,244,785	5,177,245
Grande Apartments LP	3.380	07-01-41	8,046,049	6,527,390
Greenhouse Apartments LP	3.380	07-01-41	9,248,332	7,422,083
Harbor Breeze LP	2.400	11-01-31	5,000,000	4,259,035
Hudson Troy Towers Apartment Corp.	6.140	11-01-28	7,182,355	7,482,132
Hunters Price LP	3.360	04-01-32	11,500,000	10,141,540
JGK Garden Grove LP	2.790	02-01-32	3,500,000	3,024,172
Kingswick Apartments LP	3.310	04-01-42	12,224,055	9,887,427
La Costa Vista LLC	2.610	04-01-31	4,546,819	3,955,391
Lassen Associates LLC	3.020	07-01-31	5,300,000	4,754,312
McCue Ventures LLC	5.570	05-01-58	11,284,353	10,776,839
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Multifamily (continued)
Meramec Station Big Bend Investors LLC	2.780	05-01-41	4,073,985	$3,376,038
Mesa Broadway Property LP	2.550	03-01-33	4,351,218	3,653,457
Midway Manor Apartments LP	2.400	11-01-31	3,200,000	2,725,782
Mill Pond, Ltd.	2.870	06-01-36	6,600,551	5,371,832
Monticello Apartments LLC	5.760	11-01-38	3,578,769	3,691,768
Montrose Manor Apartments LLC	2.740	09-01-36	5,249,841	4,267,108
Niederst Portage Towers LLC	2.670	12-01-31	6,297,699	5,443,838
Northbridge Park Company OP, Inc.	3.640	06-01-51	8,982,959	7,021,440
Northland Monterra LLC	2.890	07-01-31	13,500,000	11,784,096
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	4,754,312
Nostalgia Properties LLC	3.040	05-01-31	16,600,000	14,565,703
Pademelon LLC	3.000	06-01-30	6,000,000	5,385,552
Peace Ranch Madison LLC	5.570	09-01-27	5,000,000	4,997,520
Penndel Apartments LP	3.270	06-01-31	5,345,809	4,737,135
Pepperward Apartments LLC	2.180	01-01-27	3,782,500	3,615,597
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	3,040,167
Plantation Crossing Apartments LLC	3.040	09-01-31	4,715,321	4,141,938
Platypus LLC	2.950	06-01-30	4,000,000	3,591,348
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	2,716,844
Price Greenbriar Plano LLC	3.240	05-01-31	8,000,000	7,061,144
Prime/Scrc SPE LLC	2.650	12-01-31	10,000,000	8,569,560
Raamco Broadwater LLC	3.090	07-01-31	4,339,983	3,791,769
Regency Apartments Vancouver LLC	2.250	04-01-31	4,522,043	3,928,905
Regent Garden Associates LLC	3.250	03-10-35	111,874,461	96,919,195
Richmar II Apartments LLC	2.930	08-01-36	9,213,611	7,609,015
Rollins Park Apartments Section 2 LP	3.210	04-01-47	9,294,361	7,520,272
Rollins Park Apartments Section 3 LP	3.210	04-01-47	3,957,005	3,201,700
Rose Gardens Senior LP	3.330	05-01-32	7,993,449	7,003,013
Sandstone Tucson LLC	5.820	01-01-29	4,925,563	5,120,546
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	9,119,366	6,753,867
SFI Partnership 12, Ltd.	5.900	11-01-53	16,713,587	16,773,088
Sonoma at Porter Ranch LLC	5.400	05-01-34	9,838,629	9,934,152
Spring Park Apartments	3.440	10-01-31	17,100,000	15,244,445
The Enclave LLC	2.940	05-01-31	5,000,000	4,366,205
The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	5,209,910	4,463,804
The Links at Columbia LP	2.720	05-01-41	15,856,353	13,099,076
The Links at Rainbow Curve LP	2.630	07-01-32	6,067,744	5,628,015
The Trails at the Crossings Apartments, Ltd.	2.800	01-01-42	15,951,415	13,223,340
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	9,084,077	9,527,634
Topaz House, Ltd.	3.300	04-01-47	16,580,473	13,568,232
Trail Horse Partners LLC	2.690	04-01-31	5,917,863	5,149,559
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	13,927,755
Volunteer Parkridge LLC	3.020	05-01-31	5,500,000	4,827,009
Windsor Place Apartments	3.530	02-01-32	9,185,597	8,298,856
Woodlane Place Townhomes LLC	2.900	05-05-35	8,914,546	7,406,392
Woods I LLC	3.100	07-01-30	6,738,778	6,092,151
Woods Mill Park Apartments LLC	2.610	02-01-41	4,262,971	3,483,316
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Office 16.2%				353,837,257
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,337,565	3,802,908
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,168,917	3,414,314
1635 Divisadero Medical Building LLC	3.950	06-01-30	3,641,323	3,491,064
1635 Divisadero Medical Building LLC	6.000	06-01-30	7,340,730	7,636,166
900 Wilshire Boulevard LLC	3.080	07-01-31	11,600,000	9,984,143
Aman, Inc.	5.170	12-01-29	21,922,827	20,869,392
Avamer 57 Fee LLC	2.310	11-01-26	10,000,000	9,534,300
Bayside Square Investments LLC	3.480	02-01-42	11,900,000	9,182,445
Central Way Plaza LLC	2.910	03-01-32	9,345,274	8,198,917
Continental Plaza LLC	5.490	01-01-33	4,848,981	4,970,409
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	10,644,575
Crawford Long - CPI LLC	4.800	06-01-32	31,500,000	30,975,840
Delphi Investors LLC	2.520	01-01-31	9,033,707	7,847,933
Edina Crosstown Medical LLC	3.230	06-01-41	11,756,166	10,001,264
Fairfield 35 Pinelawn LLC	3.450	01-01-42	6,741,717	5,242,649
HCFD Round Rock, Ltd.	6.070	10-01-49	11,019,966	10,999,414
JB IV V LLC	4.580	12-01-32	5,000,000	4,777,225
L&B Depp-Ucepp 5500 Preston Road, Inc.	4.490	07-01-29	18,500,000	18,033,171
LN Bear Creek LLC	5.490	01-01-33	4,848,981	4,970,409
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	8,726,318	7,182,685
NCHC 3 LLC	3.390	02-01-32	17,437,905	15,434,045
Newton Executive Park LP	2.570	10-01-33	4,316,916	3,671,533
Ocean Pointe Venture Fund LP	4.840	08-01-47	7,075,003	6,362,869
Olympic Mills Commerce Center LLC	4.060	03-01-36	9,390,893	8,359,294
Parc Center Drive Joint Venture	5.480	02-01-32	1,796,092	1,835,567
POP 3 Ravinia LLC	4.460	01-01-42	109,259,479	98,371,655
Quay Works LLC	2.790	12-01-36	11,317,036	9,143,316
Sic Mountainbay Plaza LLC	7.120	01-01-30	9,724,680	10,224,373
Skotdal Mutual LLC	2.860	06-15-31	5,884,122	5,230,708
Switch Building Investors II LP	2.690	06-01-36	3,932,132	3,444,674
Other 6.2%				135,767,541
Interpark Holdings LLC	5.860	07-01-33	48,928,686	49,022,874
Lassen Self Storage LP	6.030	02-01-35	3,800,000	3,898,678
SRB1 LLC	5.670	09-01-38	20,000,000	20,152,500
UGP Broadway Stadium East LLC	6.530	11-01-30	25,610,464	26,458,990
Voyager RV Resort MHC	4.100	06-01-29	37,383,442	36,234,499
Retail 22.9%				500,309,365
1360 Summitridge RS LLC	3.500	09-01-30	4,500,000	4,051,296
192 Investors LLC	3.750	08-01-29	16,167,900	15,488,881
8421 Lyndale Avenue South LLC	2.580	11-01-28	4,862,342	4,449,281
AFCC SPE LLC	5.810	04-01-34	14,355,535	14,440,117
Beverly West Square Associates LP	5.560	12-01-30	5,770,486	5,947,738
Burroughs LPM LP	2.980	01-01-36	11,445,995	9,288,185
BWP Crown Valley 1 LLC	3.020	04-01-37	15,000,000	11,482,200
Canton R2g Owner LLC	2.810	03-01-29	7,300,000	6,736,352
Carriage Way LLC	3.520	08-01-31	3,712,953	3,282,477
CE Enterprise Partners LLC	4.700	07-01-32	3,949,119	3,811,883
Chapel Hills East LLC	5.950	03-01-34	6,100,000	6,080,242
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Retail (continued)
CIP Group of Homestead LLC	3.060	06-01-33	6,250,017	$5,329,964
City Town Center LP + City Town Center Best Buy LP	5.750	01-01-35	5,000,000	4,995,810
Coral Ridge Shopping Center Trust (B)	6.150	06-01-35	20,500,000	20,687,615
Core Power Bridgepointe LLC	5.690	01-01-35	20,000,000	19,806,000
Cross Keys Development Company	2.550	10-01-33	12,463,546	10,594,986
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	62,820,160
Edgewater Partnership LP	5.200	07-01-25	2,360,043	2,357,775
Elsinore Developers LLC	6.090	02-01-34	5,000,000	5,251,715
Erep Cobbler Crossing II LLC	6.620	12-01-28	3,091,741	3,223,555
Gateway Village Plaza LP	3.420	07-01-31	5,609,776	5,035,441
Harbor Center Partners LP	4.720	09-01-32	18,100,000	17,622,993
Harbor Center Partners LP (B)	5.630	10-01-32	1,863,235	1,875,208
Howard Lehigh Holdings LLC	5.770	04-01-34	7,609,754	7,642,651
J J Carson LLC	2.950	11-01-31	11,661,491	10,068,380
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	8,930,102	8,904,544
Kimberly Partners of Albany LP	2.920	12-01-30	4,472,939	3,921,095
La Habra Westridge Partners LP	5.970	09-01-34	20,000,000	20,544,580
Ladera Corporate Terrace South LLC	3.870	06-01-32	7,115,585	6,417,617
LB PCH Associates LLC	3.870	05-01-32	17,332,017	15,633,081
Manoa Shopping Center Associates LP	6.770	03-01-30	2,273,471	2,378,083
Manoa Shopping Center Associates LP	7.060	03-01-30	4,320,806	4,599,917
Meadow and Central LP	3.100	01-01-32	3,730,959	3,293,072
Nat City SPE LLC	3.980	02-01-35	1,889,614	1,591,401
National City Plaza	4.110	02-01-35	8,121,596	7,211,831
PEP 1929 South Congress Avenue LP (B)	5.460	06-01-30	5,100,000	5,100,000
Platt Partners LP	3.442	05-05-37	14,000,000	11,545,576
Plaza Inv. LP	3.910	05-01-26	26,079,744	25,846,147
PRTC LP	3.130	05-01-32	10,908,847	9,738,000
SF Lynnwood Crossroads LLC	4.780	09-01-32	3,854,000	3,746,069
SF Mansfield LLC	2.990	04-01-33	5,000,000	4,159,730
SF Stapleton LLC	2.850	03-01-31	4,680,000	4,038,906
Silverado Ranch Centre LLC	7.500	06-01-30	4,310,114	4,595,017
St. Indian Ridge LLC	6.590	08-01-29	3,388,876	3,530,544
Stony Island Plaza	3.620	10-01-34	5,345,711	4,654,430
Sunnyside Marketplace LLC	3.420	04-01-30	6,732,153	6,212,249
Tanecap 1 LP	2.690	09-01-31	4,602,112	3,948,626
THF Greengate Development LP	6.320	10-01-25	23,288,975	23,446,642
Town Center Associates	2.790	03-01-29	3,910,267	3,633,807
University Festival LC (B)	5.810	05-01-35	8,500,000	8,492,974
Valley Square I LP	5.490	02-01-26	14,425,504	14,291,708
Warwick Devco LP	2.880	07-01-33	6,439,163	5,558,524
West Linn Shopping Center Associates LLC	3.160	01-01-32	7,560,288	6,603,405
Westmount Plaza Arlington Plaza Joint Venture	5.820	06-10-34	13,118,949	13,342,010
WG Opelousas LA LLC	7.290	05-01-28	905,157	958,875

U.S. Government and Agency obligations 3.1%				$67,505,719
(Cost $67,373,553)
U.S. Government 3.1%				67,505,719
U.S. Treasury
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	3.875	08-15-34	36,400,000	$35,478,625
Note	4.375	05-15-34	31,600,000	32,027,094

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 4.2%				$92,032,387
(Cost $92,033,527)
U.S. Government 2.4%				52,062,593
U.S. Treasury Bill	4.200	05-15-25	20,500,000	20,393,911
U.S. Treasury Bill	4.211	05-13-25	1,900,000	1,890,624
U.S. Treasury Bill	4.220	04-24-25	8,300,000	8,277,545
U.S. Treasury Bill	4.222	05-22-25	8,000,000	7,952,117
U.S. Treasury Bill	4.226	05-22-25	5,100,000	5,069,471
U.S. Treasury Bill	4.227	04-22-25	8,500,000	8,478,925

	Yield (%)	Shares	Value
Short-term funds 1.8%			39,969,794
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2644(C)	39,969,794	39,969,794

Total investments (Cost $2,445,650,789) 102.9%	$2,250,195,497
Other assets and liabilities, net (2.9%)	(63,297,445)
Total net assets 100.0%	$2,186,898,052

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-25 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Manulife Investment Management Private Markets (US) LLC (the Advisor), assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the Advisor's valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized accounting principles generally accepted in the United States of America valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-25 (unaudited)

Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2025 by major security category or type:
	Total value at 3-31-25	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$2,090,657,391	—	—	$2,090,657,391
U.S. Government and Agency obligations	67,505,719	—	$67,505,719	—
Short-term investments	92,032,387	$39,969,794	52,062,593	—
Total investments in securities	$2,250,195,497	$39,969,794	$119,568,312	$2,090,657,391
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Commercial mortgage loans
Balance as of 12-31-24	$2,013,132,191
Purchases	56,063,236
Sales	(10,884,153)
Realized gain (loss)	(81,204)
Net amortization of (premium) discount	(226,174)
Change in unrealized appreciation (depreciation)	32,653,495
Balance as of 3-31-25	$2,090,657,391
Change in unrealized appreciation (depreciation) at period end*	$32,653,495
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input Weighted Average*
Commercial mortgage loans	$2,085,557,391	Discounted cash flow	Discount rate	4.39% - 7.76%	5.48%
	5,100,000	Transaction Indicative of Value	Recent transactions	$100	$100
	$2,090,657,391

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Recent transactions	Increase	Decrease

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-25 (unaudited)

Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.